List of subsidiaries - Disclosure of the principal subsidiaries of the Company (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 TWD ($)
Disclosure of subsidiaries [line items]
Share capital	$ 18,308	$ 13,698
Prenetics Limited
Disclosure of subsidiaries [line items]
Share capital			$ 415,276,716
Directly	0.00%	0.00%
Indirectly	100.00%	100.00%
Prenetics EMEA Limited*
Disclosure of subsidiaries [line items]
Share capital | £				£ 76,765.81
Directly	0.00%	0.00%
Indirectly	100.00%	100.00%
ACT Genomics Holdings Company Limited (note 34)
Disclosure of subsidiaries [line items]
Share capital	$ 16,713
Directly	74.39%	74.39%
Indirectly	0.00%	0.00%
ACT Genomics Co., Ltd.
Disclosure of subsidiaries [line items]
Share capital					$ 455,080,000
Directly	0.00%	0.00%
Indirectly	74.33%	74.33%
ACT Genomics (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Share capital			775,000
Directly	0.00%	0.00%
Indirectly	74.39%	74.39%
Sanomics Limited
Disclosure of subsidiaries [line items]
Share capital			$ 500,000
Directly	0.00%	0.00%
Indirectly	74.39%	74.39%
MC Diagnostics Limited
Disclosure of subsidiaries [line items]
Share capital | £				£ 1,164
Directly	0.00%	0.00%
Indirectly	74.39%	74.39%